EF MORTGAGE DEPOSITOR III LLC ABS-15G

Exhibit 99.06

Data Compare Summary (Total)

Run Date - 1/27/2026 1:50:09 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	449	0.00%	449
City	0	449	0.00%	449
State	0	449	0.00%	449
Zip	0	449	0.00%	449
Borrower First Name	0	449	0.00%	449
Borrower Last Name	0	449	0.00%	449
Coborrower First Name	1	186	0.54%	449
Coborrower Last Name	0	186	0.00%	449
Original Interest Rate	0	449	0.00%	449
Representative FICO	26	446	5.83%	449
Property Type	10	449	2.23%	449
Purpose	1	449	0.22%	449
Appraised Value	0	7	0.00%	449
# of Units	1	448	0.22%	449
Original LTV	2	449	0.45%	449
Appraisal Effective Date	4	449	0.89%	449
Borrower Birth Date	0	449	0.00%	449
Coborrower Birth Date	0	186	0.00%	449
Hazard Insurance Monthly Premium	54	445	12.13%	449
Monthly Taxes	0	3	0.00%	449
Borrower Gender	0	449	0.00%	449
Coborrower Gender	0	186	0.00%	449
Monthly HOA Dues	7	153	4.58%	449
Product Description	1	2	50.00%	449
LTV Valuation Value	0	441	0.00%	449
Borrower SSN	0	9	0.00%	449
Coborrower SSN	0	4	0.00%	449
Amortization Type	0	9	0.00%	449
Lien Position	0	9	0.00%	449
Borrower Middle Name	0	7	0.00%	449
Coborrower Middle Name	0	3	0.00%	449
Margin	0	4	0.00%	449
Contract Sales Price	0	1	0.00%	449
Total	107	8,572	1.25%	449